Income Taxes - Schedule of Components Included in Loss Before Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Canadian	$ (37,542,035)	$ (25,501,790)
Foreign	(1,044,526)	(240,895)
Loss before tax expense	$ (38,586,561)	$ (25,742,685)